Share Capital - Additional Information (Detail)			3 Months Ended
	Jun. 30, 2018 kr / shares shares	Feb. 26, 2018 shares	Jun. 30, 2018 kr / shares shares	Feb. 25, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued	41,841,590		41,841,590
Share nominal value | kr / shares	kr 1		kr 1
Number of shares issued public offering		4,539,473
Number of shares outstanding	41,841,590	41,523,765	41,841,590	36,984,292
Warrants [member]
Disclosure of classes of share capital [line items]
Share nominal value | kr / shares	kr 1		kr 1
Aggregate number of warrants exercised	1,918,670		317,825